Commitments - Operating lease commitments and Capital commitments (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Commitments
Future minimum lease payments under non-cancellable operating leases		€ 10,816
Future minimum sublease payments expected to be received under non-cancellable subleases		1,027
Capital commitments from company and subsidiaries	€ 3,046	2,980
Capital commitments from share of joint operations	103	32
Contracts placed for future capital expenditure not provided in the financial statements	€ 3,149	3,012
Within one year
Commitments
Future minimum lease payments under non-cancellable operating leases		2,834
In more than one year but less than two years
Commitments
Future minimum lease payments under non-cancellable operating leases		1,654
In more than two years but less than three years
Commitments
Future minimum lease payments under non-cancellable operating leases		1,227
In more than three years but less than four years
Commitments
Future minimum lease payments under non-cancellable operating leases		950
In more than four years but less than five years
Commitments
Future minimum lease payments under non-cancellable operating leases		739
In more than five years
Commitments
Future minimum lease payments under non-cancellable operating leases		€ 3,412